CERTAIN TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2012
Certain Transactions Tables [Abstract]
Financial information
		U.S. $
		in millions
Current assets	$2,855
Investment and non-current assets	506
Property, plant and equipment	359
Identifiable intangible assets:
Existing product rights and trade name	2,564
Research and development in-process	1,296
Goodwill	3,191
Total assets acquired	10,771

Current liabilities	827
Short term debt	2,082
Long-term liabilities, including deferred taxes	1,101
Contingent consideration	171
Total liabilities assumed	4,181
Non controlling interest	79
Net assets acquired	$6,511